CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY In Thousands, except Share data	Common shares USD ($)	Common shares CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Statutory reserves USD ($)	Statutory reserves CNY	Accumulated other comprehensive income USD ($)	Accumulated other comprehensive income CNY	Retained earnings USD ($)	Retained earnings CNY	Total USD ($)	Total CNY
Balance at Dec. 31, 2011		47		1,061,819		7,332		1,638		1,034,739		2,105,575
Balance (in shares) at Dec. 31, 2011		56,981,341
Exercise of share options		1		39,817								39,818
Exercise of share options (in shares)		805,338
Share-based compensation				50,538								50,538
Appropriation of statutory reserves						812				(812)
Reversal of statutory reserves due to closure of certain subsidiaries						(1,200)				1,200
Foreign currency translation adjustments								(9)				(9)
Net income										470,106		470,106
Balance at Dec. 31, 2012		48		1,152,174		6,944		1,629		1,505,233		2,666,028
Balance (in shares) at Dec. 31, 2012		57,786,679
Exercise of share options				99,681								99,681
Exercise of share options (in shares)		1,357,376
Share-based compensation				64,858								64,858
Appropriation of statutory reserves						2,262				(2,262)
Reversal of statutory reserves due to closure of certain subsidiaries						(750)				750
Foreign currency translation adjustments								(88)				(88)
Net income										500,640		500,640
Balance at Dec. 31, 2013		48		1,316,713		8,456		1,541		2,004,361		3,331,119
Balance (in shares) at Dec. 31, 2013		59,144,055										59,144,055
Exercise of share options		0		64,549								64,549
Exercise of share options (in shares)		736,010									736,010
Share-based compensation				81,380								81,380
Repurchase and retirement of common shares		0		(153,684)								(153,684)
Repurchase and retirement of common shares (in shares)		(875,293)
Zero-strike call options in connection with issuance of convertible senior notes				(268,319)								(268,319)
Appropriation of statutory reserves						2,329				(2,329)
Foreign currency translation adjustments								(9)			(1)	(9)
Net income										438,910	70,739	438,910
Balance at Dec. 31, 2014	$ 8	48	$ 167,720	1,040,639	$ 1,738	10,785	$ 247	1,532	$ 393,408	2,440,942	$ 563,121	3,493,946
Balance (in shares) at Dec. 31, 2014	59,004,772										59,004,772